Assumptions Used to Estimate Fair Value of Each Share Option Awarded on Date of Grant Using Black-Scholes Option Pricing Model (Detail) (Share options) (Detail) (Share options)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum		1.53%	1.84%
Risk-free interest rate, maximum		2.90%	3.03%
Risk-free interest rate	0.93%
Expected life (in years)	6 years	6 years
Expected volatility, minimum		42.20%	43.50%
Expected volatility, maximum		42.80%	45.20%
Expected volatility	44.30%
Expected dividends
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (in years)			5 years 6 months
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (in years)			6 years 3 months